Recurring Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Recurring Fair Value Measurements
5.	FAIR VALUE

The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The standard establishes the following hierarchy used in fair value measurements and expands the required disclosures of assets and liabilities measured at fair value:

●	Level 1 - Inputs use quoted unadjusted prices in active markets for identical assets or liabilities that the Company can access.
●	Level 2 - Fair value measurements use other inputs that are observable, either directly or indirectly. These inputs include quoted prices for similar assets and liabilities in active markets as well as other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.
●	Level 3 - Inputs that are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset or liability. The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

Certain financial instruments are carried at cost on the statement of financial condition, which approximates fair value due to their short-term, highly liquid nature. The carrying value of debt approximates their fair value since the interest rates on these obligations represent current market rates.

Kingswood Acquisition Corp
Recurring Fair Value Measurements

Note 10 — Recurring Fair Value Measurements

The fair value of the Company’s certain assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheet. The fair values of cash and cash equivalents, prepaid expenses, accounts payable and accrued expenses, due to related parties are estimated to approximate the carrying values as of December 31, 2023 and 2022 due to the short maturities of such instruments.

Since all of the Company’s permitted assets in the Trust Account consist of demand deposits at December 31, 2023 and U.S. Money Market funds at December 31, 2022, fair values of these assets are determined utilizing quoted prices (unadjusted) in active markets for identical assets. The Company’s warrant liability for the Private Warrants and Convertible Promissory Notes is based on valuation models utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair values. The Company’s warrant liability for the Public Warrants is based on quoted prices in an active market for identical assets.

The following table sets forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis at December 31, 2023 and 2022:

December 31, 2023	Level 1	Level 2	Level 3
Assets:
Demand deposits held in Trust Account	$6,262,478	$—	$—

Liabilities:
Convertible Promissory Notes	$—	$—	$1,645,525
Private Placement Warrants	$—	$—	$721,551
Public Warrants	$862,500	$—	$—

December 31, 2022	Level 1	Level 2	Level 3
Assets:
U.S. Money Market Mutual Funds held in Trust Account	$5,514,494	$—	$—

Liabilities:
Convertible Promissory Note	$—	$—	$1,351,662
Private Placement Warrants	$—	$—	$327,978
Public Warrants	$345,000	$—	$—

Warrants and Convertible Promissory Note

The Warrants and Convertible Promissory Notes are accounted for as liabilities in accordance with ASC 815-40 on the balance sheets. The warrant liabilities and Convertible Promissory Notes are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities and convertible promissory notes in the statement of operations.

Measurement

On December 31, 2023 and 2022, the Company’s Public Warrants were trading in an active market and valuation of the Company’s Public Warrant liability was determined based upon the closing market price at December 31, 2023 and 2022, respectively.

On December 31, 2023 and 2022, the Company used a modified Black-Scholes model to value the Private Warrants.

The key inputs into the modified Black Scholes option pricing model for the Private Placement Warrants were as follows:

	December 31,	December 31,
Input	2023	2022
Stock price	$12.40	$10.02
Exercise price	$11.50	$11.50
Term (years)	5.00	5.00
Risk free rate	3.84%	3.99%
Dividend yield	—%	—%
Volatility	11.2%	1.8%
Probability of a successful business combination	95%	92.5%

On December 31, 2023 and 2022, the Company used a yield-to-maturity bond pricing model to value the Convertible Promissory Notes.

The key inputs into the pricing model for the Convertible Promissory Notes was as follows:

	December 31,	December 31,
Input	2023	2022
Amount due at maturity	$1,750,000	$1,500,000
Term (years)	0.15	0.39
Probability of a successful business combination	95%	92.5%
Present value factor	0.9898	0.9742
Risk free rate	7.05%	4.62%
Volatility	—%	1.8%

The Company’s use of models required the use of subjective assumptions:

●	The risk-free interest rate assumption was based on the five-year U.S. Treasury rate, which was commensurate with the contractual term of the Private Warrants and Convertible Promissory Note. An increase in the risk-free interest rate, in isolation, would result in an increase in the fair value measurement of the Private Warrant and Convertible Promissory Note and vice versa.
●	An increase in the expected term, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and Convertible Promissory Note and vice versa.
●	The volatility assumption was based on the implied volatility from a set of comparable publicly-traded warrants as determined based on the size and proximity of other similar business combinations. An increase in the expected volatility, in isolation, would result in an increase in the fair value measurement of the Private Warrant and Convertible Promissory Note and vice versa.
●	As of December 31, 2023, the probability of a successful business combination was based on the premises that the Business Combination Agreement had been executed and was scheduled to close on March 15, 2024. As of the date of these financial statements the Business Combination has been consummated.

The following table provides a reconciliation of changes in fair value of the beginning and ending balances for our financial instruments classified as Level 3:

Fair Value - Financial Instruments Classified as Level 3
December 31, 2022	$1,679,640
Borrowing - Convertible Promissory Notes	250,000
Change in value of Convertible Promissory Notes	43,863
Change in fair value - Private Warrant Liabilities	393,573
December 31, 2023	$2,367,076

Fair Value - Financial Instruments Classified as Level 3
December 31, 2021	$2,820,607
Borrowing - Convertible Promissory Note	1,500,000
Change in value of Convertible Promissory Note	(148,338)
Change in fair value - Private Warrant Liabilities	(2,492,629)
December 31, 2022	$1,679,640